Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accounting records of the Plan are in conformity with generally accepted accounting principles in the United States (GAAP) and are maintained on the accrual basis.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for further discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments sold as well as changes in fair value on investments held during the year.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable - Participant Loans
Notes Receivable - Participant Loans
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Use of Estimates
Use of Estimates
The preparation of financial statements requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimate in the Plan’s financial statements is the estimate of fair value of the Plan’s investments, which is discussed in more detail in Note 3.

Contributions	Contributions Contributions from Plan participants and matching contributions from the Plan Sponsor are recorded in the year in which the employee contributions are withheld from compensation.